Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment	$ 44,810	$ 44,810
Less: accumulated depreciation	40,194	32,202
Property and equipment	4,616	12,608
Machinery and Equipment [Member]
Property and Equipment	5,010	5,010
Furniture and Fixtures [Member]
Property and Equipment	12,753	12,753
Vehicles [Member]
Property and Equipment	14,400	14,400
Office and Computer Equipment [Member]
Property and Equipment	$ 12,647	$ 12,647